Property and Equipment, Net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment		$ 1,531,979		$ 1,531,979		$ 1,558,556
Less accumulated depreciation and amortization		(894,335)		(894,335)		(862,477)
Property and equipment, net		637,644		637,644		696,079
Depreciation and amortization		14,798	$ 15,760	45,615	$ 48,425
MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						1,558,556	$ 1,546,098
Less accumulated depreciation and amortization						(862,477)	(803,182)
Property and equipment, net						696,079	742,916
Depreciation and amortization						63,696	70,588	$ 80,603
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Aircraft
Property, Plant and Equipment [Line Items]
Disposal group, assets written off	$ 38,090
Disposal group, accumulated depreciation and amortization	$ 13,689
Land
Property, Plant and Equipment [Line Items]
Property and equipment		62,768		62,768		62,768
Land | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						62,768	62,768
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment		998,231		998,231		995,965
Buildings | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						995,965	995,019
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment		334,555		334,555		323,741
Equipment | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						323,741	311,848
Aircraft
Property, Plant and Equipment [Line Items]
Property and equipment		0		0		38,090
Aircraft | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						38,090	38,090
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment		29,308		29,308		28,976
Furniture and fixtures | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						28,976	28,718
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment		105,877		105,877		105,877
Leasehold improvements | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						105,877	106,444
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment		$ 1,240		$ 1,240		3,139
Construction in progress | MSGE SPINCO, INC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						$ 3,139	$ 3,211